SCHEDULE OF CHINA CERAMICS AND ITS SUBSIDIARIES CORPORATE STRUCTURE (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Sep. 22, 2017 HKD ($)
Antelope usa [member]
IfrsStatementLineItems [Line Items]
Name	Antelope USA
Place and date of incorporation or establishment/operations	Delaware, USA, January 4, 2023
Nominal value of issued ordinary share/registered capital | $	$ 1,000
Percentage of equity attributable to the Company Direct	100.00%
Principal activities	Holding company
Success winner limited [member]
IfrsStatementLineItems [Line Items]
Name	Success Winner Limited
Place and date of incorporation or establishment/operations	British Virgin Islands, May 29, 2009
Nominal value of issued ordinary share/registered capital | $	$ 1
Percentage of equity attributable to the Company Direct	100.00%
Principal activities	Investment holding
Vast elite limited [member]
IfrsStatementLineItems [Line Items]
Name	Vast Elite Limited
Place and date of incorporation or establishment/operations	Hong Kong, September 22, 2017
Nominal value of issued ordinary share/registered capital | $			$ 1	$ 1
Principal activities	Trading of building material
Percentage of equity attributable to the Company Indirect	100.00%
Chengdu future talented management and consulting co, ltd [member]
IfrsStatementLineItems [Line Items]
Name	Chengdu Future Talented Management and Consulting Co, Ltd (note 2)
Place and date of incorporation or establishment/operations	PRC, November 20, 2019
Nominal value of issued ordinary share/registered capital		¥ 30,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	100.00%
Antelope enterprise hk holdings limited [member]
IfrsStatementLineItems [Line Items]
Name	Antelope Enterprise (HK) Holdings Limited
Place and date of incorporation or establishment/operations	Hong Kong, December 3, 2019
Nominal value of issued ordinary share/registered capital | $			$ 10,000
Principal activities	Investment holding
Percentage of equity attributable to the Company Indirect	100.00%
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Name	Antelope Holdings (Chengdu) Co., Ltd (note 3)
Place and date of incorporation or establishment/operations	PRC, May 9, 2020
Nominal value of issued ordinary share/registered capital | $	$ 10,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	100.00%
Hainan antelope holdings co., ltd [member]
IfrsStatementLineItems [Line Items]
Name	Hainan Antelope Holdings Co., Ltd (note 4)
Place and date of incorporation or establishment/operations	PRC, August 10, 2021
Nominal value of issued ordinary share/registered capital | $	$ 10,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	100.00%
Antelope future (yangpu) investment co., ltd [member]
IfrsStatementLineItems [Line Items]
Name	Antelope Future (Yangpu) Investment Co., Ltd (note 5)
Place and date of incorporation or establishment/operations	PRC, August 11, 2021
Nominal value of issued ordinary share/registered capital | $	$ 10,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	100.00%
Antelope investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Name	Antelope Investment (Hainan) Co., Ltd (note 6)
Place and date of incorporation or establishment/operations	PRC, August 23, 2021
Nominal value of issued ordinary share/registered capital		50,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	100.00%
Antelope ruicheng investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Name	Antelope Ruicheng Investment (Hainan) Co., Ltd (note 7)
Place and date of incorporation or establishment/operations	PRC, September 9, 2021
Nominal value of issued ordinary share/registered capital		50,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	100.00%
Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Name	Hainan Kylin Cloud Services Technology Co., Ltd (note 8)
Place and date of incorporation or establishment/operations	PRC, September 18, 2021
Nominal value of issued ordinary share/registered capital		5,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	51.00%
Hangzhou kylin cloud services technology co. Ltd [member]
IfrsStatementLineItems [Line Items]
Name	Hangzhou Kylin Cloud Services Technology Co., Ltd (note 9)
Place and date of incorporation or establishment/operations	PRC, October 28, 2022
Nominal value of issued ordinary share/registered capital		5,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	51.00%
Anhui kylin cloud services technology co.Ltd [member]
IfrsStatementLineItems [Line Items]
Name	Anhui Kylin Cloud Services Technology Co., Ltd (note 10)
Place and date of incorporation or establishment/operations	PRC, November 2, 2022
Nominal value of issued ordinary share/registered capital		5,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	51.00%
Wenzhou kylin cloud services [member]
IfrsStatementLineItems [Line Items]
Name	Wenzhou Kylin Cloud Services (note 11)
Place and date of incorporation or establishment/operations	PRC, February 15, 2023
Nominal value of issued ordinary share/registered capital		5,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	51.00%
Hubei kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Name	Hubei Kylin Cloud Services Technology Co., Ltd (note 12)
Place and date of incorporation or establishment/operations	PRC, August 15, 2023
Nominal value of issued ordinary share/registered capital		5,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	51.00%
Jiangxi kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Name	Jiangxi Kylin Cloud Services Technology Co., Ltd (note 13)
Place and date of incorporation or establishment/operations	PRC, August 18, 2023
Nominal value of issued ordinary share/registered capital		¥ 5,000,000
Principal activities	Business management and consulting services
Percentage of equity attributable to the Company Indirect	51.00%